-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------


                                  Total Return
                                    Portfolio
                     A Series of Panorama Series Fund, Inc.



                           [OppenheimerFunds(R) Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Total Return Portfolio
--------------------------------------------------------------------------------

================================================================================
Objective
Panorama Series Fund, Inc.--Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions.

================================================================================
Narrative by Peter Antos and Team, Portfolio Managers
Although we are disappointed with the performance of the Portfolio's stock holdings, our disciplined strategy of allocating assets among value-oriented stocks, bonds and cash enabled us to limit risks and improve returns during a volatile six-month period that ended June 30, 1999. The Portfolio's cumulative total return for the six-month period was 1.28%.(1)
         During the period, the Portfolio's allocation to stocks was generally near the top of its normal range. That's because the weight of the evidence of our disciplined asset allocation process pointed toward a continued market advance, despite stock valuation levels that by some measures were historically high. As of June 30, 1999, about 57% of the Portfolio's assets were invested in stocks, but stock exposure was enhanced to near 70% of assets by the Portfolio's holdings of S&P 500 futures contracts. If the weight of the evidence about stock prospects deteriorates in the months ahead, we plan to reduce stock exposure.
         Historically, the undervalued stocks in which the Portfolio invests have proven to be bargains over the long term. However, when the reporting period began, value stocks had generally underperformed the market over the past few years. Beginning in mid-1997, when currency devaluations in emerging Asian markets triggered the start of a global currency and credit crisis, investors sought the safety of the largest and most visible companies. These were generally large, growth-oriented companies with a history of relatively predictable earnings. Stocks that did not meet these growth criteria--including small-cap stocks and value-oriented stocks selling at attractive prices relative to earnings--typically lagged the averages.
         Beginning in April, the investment environment began to change. Evidence began to emerge that the global financial crisis was finally abating, suggesting that the worst might be over for markets in Asia, Latin America and Western Europe. The U.S. economy defied most analysts' expectations by continuing to grow robustly. In fact, the Federal Reserve Board, which reduced key short-term interest rates three times last fall in an attempt to stimulate global economic growth, raised interest rates modestly in late June in an effort to forestall a possible reacceleration of inflation.
         In this new economic climate, with growth stocks at historically high valuations, investors began to turn their attention to stocks selling at inexpensive prices relative to their potential earnings. As a result, many value stocks began to outperform formerly high-flying growth stocks during the second half of the reporting period.
         We took advantage of this shift in investor sentiment by increasing the number of stocks in our portfolio, and by expanding our focus from mostly large-cap companies to include a larger percentage of mid-cap holdings. That's because mid-cap companies had not fully participated in the market's 1998 and first-quarter 1999 advances. We believed that some of the best-managed companies in the mid-cap range were poised to benefit from renewed investor interest.
         At the same time, we increased our exposure to economic sectors such as basic materials, energy and utilities. We also changed our holdings within certain sectors. For example, in the financial services industry, we reduced our holdings of large, money-center banks in favor of mid-sized regional banks and insurance companies. That's because large banks' stock prices had gotten expensive relative to earnings, while mid-sized banks and insurance companies were attractively valued compared to historical norms.




Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

2                            Total Return Portfolio

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Total Return Portfolio
--------------------------------------------------------------------------------

================================================================================
In the fixed-income markets, we held a significant portion of the Portfolio's assets in corporate bonds, which we acquired last year at attractive prices. These corporate bond investments rebounded early in the year, generally outpacing other fixed-income instruments. We also continued to increase the portfolio's average duration, which is a measure of a bond's sensitivity to changes in interest rates. By increasing the average duration, we attempted to lock in prevailing yields, which we believed to be attractive relative to inflation.
         Of course, it is impossible to determine at this point if the recent trend toward value will continue in the period immediately ahead, but we believe that our time-tested value-oriented strategies continue to offer investors the potential for attractive long-term total return through balanced investments in bonds, undervalued stocks and cash. That's why Panorama Series Fund, Inc.--Total Return Portfolio remains part of The Right Way to Invest.




                             Total Return Portfolio                            3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                        Market Value
                                                        Shares          Note 1
====================================================================================
Common Stocks--56.8%

====================================================================================
Basic Materials--1.4%
------------------------------------------------------------------------------------
Chemicals--1.0%
Dow Chemical Co.                                         25,200          $ 3,197,250
------------------------------------------------------------------------------------
Engelhard Corp.                                          78,600            1,778,325
------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                 52,700            2,338,562
------------------------------------------------------------------------------------
Rohm & Haas Co.                                         123,400            5,290,775
                                                                         -----------
                                                                          12,604,912
------------------------------------------------------------------------------------
Paper--0.4%
Louisiana-Pacific Corp.                                 199,500            4,738,125

====================================================================================
Capital Goods--4.9%
------------------------------------------------------------------------------------
Aerospace/Defense--1.5%
------------------------------------------------------------------------------------
Cordant Technologies, Inc.                               37,300            1,685,494
--------------------------------------------------------------------------------
General Dynamics Corp.                                  196,400           13,453,400
------------------------------------------------------------------------------------
Northrop Grumman Corp.                                   59,900            3,972,119
                                                                         -----------
                                                                          19,111,013
------------------------------------------------------------------------------------
Electrical Equipment--0.4%
SPX Corp.(1)                                             59,800            4,993,300
------------------------------------------------------------------------------------
Industrial Services--0.7%
Valassis Communications, Inc.(1)                         68,100            2,494,162
------------------------------------------------------------------------------------
Viad Corp.                                              190,100            5,881,219
                                                                         -----------
                                                                           8,375,381
------------------------------------------------------------------------------------
Manufacturing--2.3%
Briggs & Stratton Corp.                                  57,700            3,332,175
------------------------------------------------------------------------------------
ITT Industries, Inc.                                    104,100            3,968,812
------------------------------------------------------------------------------------
Textron, Inc.                                            48,300            3,975,694
------------------------------------------------------------------------------------
Tyco International Ltd.                                  54,900            5,201,775
------------------------------------------------------------------------------------
United Technologies Corp.                               171,500           12,294,406
                                                                         -----------
                                                                          28,772,862

====================================================================================
Communication Services--7.9%
------------------------------------------------------------------------------------
Telecommunications: Long Distance--3.6%
ALLTELL Corp.                                           198,000           14,157,000
------------------------------------------------------------------------------------
AT&T Corp.                                              365,050           20,374,353
------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                     73,100            3,531,644
------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                158,600            8,376,062
                                                                         -----------
                                                                          46,439,059
------------------------------------------------------------------------------------
Telephone Utilities--4.3%
Ameritech Corp.                                         200,800           14,758,800
------------------------------------------------------------------------------------
Bell Atlantic Corp.                                     190,400           12,447,400
------------------------------------------------------------------------------------
BellSouth Corp.                                         184,000            8,625,000
------------------------------------------------------------------------------------
GTE Corp.                                               130,400            9,877,800
------------------------------------------------------------------------------------
US West, Inc.                                           159,700            9,382,375
                                                                         -----------
                                                                          55,091,375

4                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                       Market Value
                                                       Shares          Note 1
===================================================================================
Consumer Cyclicals--7.5%
-----------------------------------------------------------------------------------
Autos & Housing--3.2%
Cooper Tire & Rubber Co.                               106,400          $ 2,513,700
-----------------------------------------------------------------------------------
Ford Motor Co.                                          90,500            5,107,594
-----------------------------------------------------------------------------------
Genuine Parts Co.                                      268,200            9,387,000
-----------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                         45,000            2,655,000
-----------------------------------------------------------------------------------
Maytag Corp.                                           124,100            8,648,219
-----------------------------------------------------------------------------------
Southdown, Inc.                                         50,700            3,257,475
-----------------------------------------------------------------------------------
USG Corp.                                               98,400            5,510,400
-----------------------------------------------------------------------------------
Vulcan Materials Co.                                    81,400            3,927,550
                                                                        -----------
                                                                         41,006,938
-----------------------------------------------------------------------------------
Consumer Services--0.5%
Harte-Hanks, Inc.                                       70,500            1,912,312
-----------------------------------------------------------------------------------
Hertz Corp., Cl. A                                      79,300            4,916,600
                                                                        -----------
                                                                          6,828,912
-----------------------------------------------------------------------------------
Leisure & Entertainment--0.7%
Hasbro, Inc.                                           154,400            4,313,550
-----------------------------------------------------------------------------------
Mandalay Resort Group(1)                               120,800            2,551,900
-----------------------------------------------------------------------------------
MGM Grand, Inc.(1)                                      56,200            2,753,800
                                                                        -----------
                                                                          9,619,250
-----------------------------------------------------------------------------------
Media--1.2%
Deluxe Corp.                                            71,900            2,799,606
-----------------------------------------------------------------------------------
Gannett Co., Inc.                                      107,900            7,701,362
Knight-Ridder, Inc.                                     79,900            4,389,506
                                                                        -----------
                                                                         14,890,474
-----------------------------------------------------------------------------------
Retail: General--0.6%
May Department Stores Co.                              193,600            7,913,400
-----------------------------------------------------------------------------------
Retail: Specialty--0.7%
Ross Stores, Inc.                                       66,600            3,354,975
-----------------------------------------------------------------------------------
TJX Cos., Inc.                                         159,700            5,320,006
                                                                        -----------
                                                                          8,674,981
-----------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.6%
Shaw Industries, Inc.(1)                               158,600            2,616,900
-----------------------------------------------------------------------------------
VF Corp.                                               120,200            5,138,550
                                                                        -----------
                                                                          7,755,450

===================================================================================
Consumer Staples--5.2%
-----------------------------------------------------------------------------------
Beverages--0.7%
Anheuser-Busch Cos., Inc.                              122,600            8,696,937
-----------------------------------------------------------------------------------
Entertainment--0.2%
Brinker International, Inc.(1)                          80,500            2,188,594


                             Total Return Portfolio                            5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                       Market Value
                                                       Shares          Note 1
-----------------------------------------------------------------------------------
Food--0.9%
General Mills, Inc.                                     51,900          $ 4,171,462
-----------------------------------------------------------------------------------
Hormel Foods Corp.                                      78,600            3,163,650
-----------------------------------------------------------------------------------
IBP, Inc.                                              197,200            4,683,500
                                                                        -----------
                                                                         12,018,612
-----------------------------------------------------------------------------------
Food & Drug Retailers--1.5%
Albertson's, Inc.                                      231,100           11,916,094
-----------------------------------------------------------------------------------
SUPERVALU, Inc.                                        274,500            7,051,219
                                                                        -----------
                                                                         18,967,313
-----------------------------------------------------------------------------------
Household Goods--1.2%
Kimberly-Clark Corp.                                   124,000            7,068,000
-----------------------------------------------------------------------------------
Premark International, Inc.                            223,100            8,366,250
                                                                        -----------
                                                                         15,434,250
-----------------------------------------------------------------------------------
Tobacco--0.7%
Philip Morris Cos., Inc.                               222,000            8,921,625

===================================================================================
Energy--4.2%
-----------------------------------------------------------------------------------
Energy Services--0.6%
Anadarko Petroleum Corp.                                70,200            2,584,237
-----------------------------------------------------------------------------------
ENSCO International, Inc.                              134,800            2,687,575
-----------------------------------------------------------------------------------
Global Marine, Inc.(1)                                 168,600            2,602,762
                                                                        -----------
                                                                          7,874,574
-----------------------------------------------------------------------------------
Oil: Domestic--2.7%
Apache Corp.                                            70,300            2,741,700
-----------------------------------------------------------------------------------
Burlington Resources, Inc.                              56,200            2,430,650
-----------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                    133,000            3,707,375
-----------------------------------------------------------------------------------
Exxon Corp.                                            175,000           13,496,875
-----------------------------------------------------------------------------------
Mobil Corp.                                             77,000            7,623,000
-----------------------------------------------------------------------------------
Texaco, Inc.                                            68,400            4,275,000
                                                                        -----------
                                                                         34,274,600
-----------------------------------------------------------------------------------
Oil: International--0.9%
BP Amoco plc, ADR                                       67,800            7,356,300
-----------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR(1)                         60,000            3,866,250
                                                                        -----------
                                                                         11,222,550

===================================================================================
Financial--14.0%
-----------------------------------------------------------------------------------
Banks--3.3%
Bank of America Corp.                                   64,600            4,735,987
-----------------------------------------------------------------------------------
Bank United Corp., Cl. A                                26,500            1,064,969
-----------------------------------------------------------------------------------
Chase Manhattan Corp.                                  108,800            9,424,800
-----------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                  2,700              379,350
-----------------------------------------------------------------------------------
National City Corp.                                     75,500            4,945,250
-----------------------------------------------------------------------------------
Old Kent Financial Corp.                                84,945            3,557,072
-----------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                    45,900              788,906
-----------------------------------------------------------------------------------
Union Planters Corp.                                    79,300            3,543,719


6                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                       Market Value
                                                       Shares          Note 1
-----------------------------------------------------------------------------------
Banks  (continued)
UnionBanCal Corp.                                      164,200         $  5,931,725
-----------------------------------------------------------------------------------
Wachovia Corp.                                          85,100            7,281,369
                                                                       ------------
                                                                         41,653,147
-----------------------------------------------------------------------------------
Diversified Financial--2.2%
AMBAC Financial Group, Inc.                             73,600            4,204,400
-----------------------------------------------------------------------------------
Citigroup, Inc.                                        196,600            9,338,500
-----------------------------------------------------------------------------------
Fannie Mae                                              39,800            2,721,325
-----------------------------------------------------------------------------------
Freddie Mac                                            102,700            5,956,600
-----------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                        24,500            2,511,250
-----------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A              77,400            3,502,350
                                                                       ------------
                                                                         28,234,425
-----------------------------------------------------------------------------------
Insurance--8.3%
ACE Ltd.                                               175,600            4,960,700
-----------------------------------------------------------------------------------
Allstate Corp.                                         316,600           11,358,025
-----------------------------------------------------------------------------------
American General Corp.                                 100,900            7,605,337
-----------------------------------------------------------------------------------
American International Group, Inc.                      40,900            4,787,856
-----------------------------------------------------------------------------------
Chubb Corp.                                             48,600            3,377,700
-----------------------------------------------------------------------------------
Cigna Corp.                                            140,900           12,540,100
-----------------------------------------------------------------------------------
Equitable Cos., Inc.                                   101,100            6,773,700
-----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                 90,600            5,283,112
-----------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                              53,500            2,815,437
-----------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                   94,900            6,281,194
-----------------------------------------------------------------------------------
Lincoln National Corp.                                 165,600            8,662,950
-----------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                            162,000           12,231,000
-----------------------------------------------------------------------------------
Old Republic International Corp.                       160,700            2,782,119
-----------------------------------------------------------------------------------
Provident Companies, Inc.                              102,900            4,116,000
-----------------------------------------------------------------------------------
Safeco Corp.                                           105,300            4,646,362
-----------------------------------------------------------------------------------
St. Paul Cos., Inc.                                     73,600            2,341,400
-----------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A               112,400            4,397,650
                                                                       ------------
                                                                        104,960,642
-----------------------------------------------------------------------------------
Savings & Loans--0.2%
Greenpoint Financial Corp.                              94,600            3,104,063

===================================================================================
Healthcare--1.2%
-----------------------------------------------------------------------------------
Healthcare/Drugs--0.8%
Abbott Laboratories                                    121,200            5,514,600
-----------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                83,000            4,715,438
                                                                       ------------
                                                                         10,230,038
-----------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
Beckman Coulter, Inc.                                   94,500            4,595,063
-----------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                      38,400              597,600
                                                                       ------------
                                                                          5,192,663

                             Total Return Portfolio                            7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                       Market Value
                                                       Shares          Note 1
===================================================================================
Technology--4.2%
-----------------------------------------------------------------------------------
Computer Hardware--3.5%
Apple Computer, Inc.(1)                                193,000         $  8,938,313
-----------------------------------------------------------------------------------
Hewlett-Packard Co.                                     95,600            9,607,800
-----------------------------------------------------------------------------------
International Business Machines Corp.                  178,300           23,045,275
-----------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)             41,200            2,721,775
-----------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                300                7,688
                                                                        -----------
                                                                         44,320,851
-----------------------------------------------------------------------------------
Computer Services--0.5%
First Data Corp.                                       130,400            6,381,450
-----------------------------------------------------------------------------------
Computer Software--0.2%
BISYS Group, Inc. (The)(1)                              47,600            2,784,600

===================================================================================
Transportation--1.5%

Air Transportation--0.8%
Continental Airlines, Inc., Cl. B(1)                    92,900            3,495,363
-----------------------------------------------------------------------------------
Delta Air Lines, Inc.                                  109,200            6,292,650
-----------------------------------------------------------------------------------
                                                                          9,788,013
                                                                       ------------
Railroads & Truckers--0.7%
Burlington Northern Santa Fe Corp.                     123,400            3,825,400
-----------------------------------------------------------------------------------
Union Pacific Corp.                                     82,300            4,799,119
                                                                       ------------
                                                                          8,624,519

===================================================================================
Utilities--4.8%
-----------------------------------------------------------------------------------
Electric Utilities--4.4%
Carolina Power & Light Co.                              62,500            2,675,781
-----------------------------------------------------------------------------------
Conectiv, Inc.                                         106,600            2,605,038
-----------------------------------------------------------------------------------
Duke Energy Corp.                                      153,100            8,324,813
-----------------------------------------------------------------------------------
Entergy Corp.                                           34,700            1,084,375
-----------------------------------------------------------------------------------
FPL Group, Inc.                                         69,300            3,785,513
-----------------------------------------------------------------------------------
Montana Power Co.                                       24,600            1,734,300
-----------------------------------------------------------------------------------
Peco Energy Co.                                        198,000            8,291,250
-----------------------------------------------------------------------------------
PG&E Corp.                                             232,100            7,543,250
-----------------------------------------------------------------------------------
Potomac Electric Power Co.                              85,700            2,522,794
-----------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                   91,300            3,731,888
-----------------------------------------------------------------------------------
Reliant Energy, Inc.                                   220,800            6,099,600
-----------------------------------------------------------------------------------
Texas Utilities Co.                                     78,800            3,250,500
-----------------------------------------------------------------------------------
Unicom Corp.                                           102,400            3,948,800
                                                                       ------------
                                                                         55,597,902
-----------------------------------------------------------------------------------
Gas Utilities--0.4%
El Paso Energy Corp.                                   112,000            3,941,000
-----------------------------------------------------------------------------------
NICOR, Inc.                                             34,400            1,309,350
-----------------------------------------------------------------------------------
                                                                          5,250,350
                                                                       ------------
Total Common Stocks (Cost $684,967,396)                                 722,537,150

8                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                                    Market Value
                                                                                                 Shares             Note 1
================================================================================================================================
Other Securities--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand International Finance Corp. I, 6.22% Preferred Redeemable
Increased Dividend Equity Securities, 5/16/01(2) (Cost $4,250,000)                                  170,000           $4,218,125

                                                                                                 Principal
                                                                                                 Amount
================================================================================================================================
Asset-Backed Securities--0.7%
--------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07(2)                                                         $4,500,000            4,461,694
--------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed Nts.,
Series 1997-A, Cl. A-5, 6.80%, 2/15/05(2)                                                         4,050,000            4,064,554
                                                                                                                      ----------
Total Asset-Backed Securities (Cost $8,544,553)                                                                        8,526,248

================================================================================================================================
Mortgage-Backed Obligations--4.8%
--------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., Commercial Mtg. Obligations,
Series 1996-1, Cl. A2, 7.60%, 3/18/06                                                             6,000,000            6,199,687
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates, Series 1711, Cl. EA, 7%, 3/15/24                 3,750,000            3,707,812
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation Certificates:
6%, 3/1/09                                                                                        2,538,349            2,481,490
Series 1843, Cl. VB, 7%, 4/15/03                                                                  3,578,600            3,619,969
Series 1849, Cl. VA, 6%, 12/15/10                                                                 3,307,088            3,294,687
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 1583, Cl. IC, 8.609%, 1/15/20(3)                                                 6,053,357              552,369
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                       1,739,495            1,714,864
6.50%, 2/1/26-4/1/26                                                                              2,569,615            2,484,636
7%, 4/1/00                                                                                          307,266              307,565
7.50%, 5/1/07-11/1/08                                                                               879,607              896,042
8%, 3/1/17-6/1/17                                                                                   170,152              175,633
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations:
Gtd. Multiclass Mtg. Participation Certificates, Trust 1992-15, Cl. KZ, 7%, 2/25/22               2,502,541            2,396,184
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-190, Cl. Z, 5.85%, 7/25/08                                                               887,794              886,401
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security, Trust 1993-223, Cl. PM, 9.21%, 10/25/23(3)                                              5,484,510              750,665
--------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1998-12, Cl. 3A4, 6.50%, 7/25/13                                                           2,500,000            2,362,500
--------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09                            4,707,789            4,375,278
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.50%, 4/15/26                                                                                    4,004,319            3,863,848
7%, 11/15/08-1/15/24                                                                              1,861,721            1,862,485
7.50%, 1/15/09-6/15/24                                                                            3,963,677            4,022,397
8%, 5/15/17                                                                                         701,918              727,749
--------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(4)                                                          3,400,000            3,326,687


                             Total Return Portfolio                            9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Mortgage-Backed Obligations  (continued)
--------------------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Series 1999-16, Cl. A3, 6%, 6/25/29                                                             $ 2,000,000          $ 1,952,187
--------------------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 1997-14, Cl. A-3, 6.75%, 10/25/27                                                          5,000,000            4,990,600
--------------------------------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Co., Sub. Fixed Rate Mtg.
Securities, Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1993-L, Cl. 1B2, 6.641%, 12/25/23(2)(4)                                                    1,577,548            1,567,196
--------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates,
Series 1998-S4, Cl. M1, 6.50%, 2/25/13                                                            1,995,277            1,891,149
                                                                                                                     -----------
Total Mortgage-Backed Obligations (Cost $60,408,640)                                                                  60,410,080

================================================================================================================================
U.S. Government Obligations--6.0%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26(5)                                                                                   37,750,000           36,723,691
STRIPS, 5.68%, 11/15/18(6)                                                                       73,500,000           21,690,805
STRIPS, 7.83%, 5/15/15(6)                                                                         2,250,000              825,262
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 5/15/08                                                                                  11,200,000           10,972,506
6.125%, 8/15/07(5)                                                                                5,350,000            5,410,188
                                                                                                                     -----------
Total U.S. Government Obligations (Cost $83,781,344)                                                                  75,622,452

================================================================================================================================
Foreign Government Obligations--0.1%
--------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds, 6.97%, 8/12/00 (Cost $1,737,093)                                     1,750,000            1,713,967

================================================================================================================================
Non-Convertible Corporate Bonds and Notes--17.7%

================================================================================================================================
Basic Materials--0.8%
--------------------------------------------------------------------------------------------------------------------------------
Chemicals--0.3%
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                                   2,512,000            2,912,157
--------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                            1,190,000            1,384,542
                                                                                                                     -----------
                                                                                                                       4,296,699
--------------------------------------------------------------------------------------------------------------------------------
Metals--0.3%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                        4,000,000            4,188,100
--------------------------------------------------------------------------------------------------------------------------------
Paper--0.2%
Donohue Forest Products, Inc., 7.625% Gtd. Sr. Nts., 5/15/07                                      2,500,000            2,530,342

================================================================================================================================
Capital Goods--2.7%
--------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                                             4,250,000            4,208,273
--------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.45% Nts., 8/15/02                                                                 2,500,000            2,502,425
                                                                                                                     -----------
                                                                                                                       6,710,698
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services--1.9%
Fred Meyer, Inc., 7.375% Sr. Nts., 3/1/05                                                         6,750,000            6,848,455
--------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 7.30% Sr. Nts., 4/1/08                                                           2,000,000            1,829,198
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 6.515% Collateralized Bond Obligations,
Series 1A, Cl. A3, 8/13/10(2)                                                                     4,000,000            3,853,750
--------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                                     5,000,000            4,774,150


10                           Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Industrial Services  (continued)
Sun Co., Inc., 7.95% Debs., 12/15/01                                                             $4,000,000          $ 4,094,152
--------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                    2,860,000            2,815,939
                                                                                                                     -----------
                                                                                                                      24,215,644
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.3%
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                           2,150,000            2,089,809
--------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro AS, 8.75% Bonds, 10/23/01                                                             1,500,000            1,567,200
                                                                                                                     -----------
                                                                                                                       3,657,009

================================================================================================================================
Communication Services--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--0.3%
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                     3,800,000            3,740,492
--------------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.2%
Liberty Media Group, 8.50% Nts., 7/15/29(7)(8)                                                    2,000,000            1,994,540

================================================================================================================================
Consumer Cyclicals--1.1%
--------------------------------------------------------------------------------------------------------------------------------
Autos & Housing--0.6%
--------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp., 6.625% Nts., 11/15/00                                                       2,700,000            2,714,691
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 6.375% Sr. Unsec. Unsub. Nts., 2/1/29                                             4,000,000            3,485,972
--------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Nts., 5/15/05(7)                                                            2,000,000            1,952,804
                                                                                                                     -----------
                                                                                                                       8,153,467
--------------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                                        2,000,000            1,851,754
--------------------------------------------------------------------------------------------------------------------------------
Media--0.1%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(7)                                                     1,600,000            1,406,976
--------------------------------------------------------------------------------------------------------------------------------
Retail: General--0.2%
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                                 2,000,000            2,028,176

================================================================================================================================
Consumer Staples--3.2%
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting--0.3%
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                              4,000,000            3,725,000
--------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.8%
Paramount Communications, Inc., 7.50% Sr. Nts., 1/15/02                                           4,250,000            4,338,145
--------------------------------------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                   4,650,000            4,633,502
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., 6.75% Sr. Unsec. Nts., 1/15/03                                                      1,500,000            1,496,128
                                                                                                                     -----------
                                                                                                                      10,467,775
--------------------------------------------------------------------------------------------------------------------------------
Food--1.3%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                                     2,000,000            1,936,006
--------------------------------------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                                                 3,500,000            3,502,772
--------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                 6,115,000            6,286,458
--------------------------------------------------------------------------------------------------------------------------------
RACERS-Kellogg-98-1, 5.75% Nts., 2/2/01(7)                                                        5,000,000            4,958,940
                                                                                                                     -----------
                                                                                                                      16,684,176

                             Total Return Portfolio                           11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Household Goods--0.8%
Dial Corp. (The), 5.89% Medium-Term Nts., Series A, 10/22/01                                     $3,250,000          $ 3,162,422
--------------------------------------------------------------------------------------------------------------------------------
Fort James Corp.:
6.234% Nts., 3/15/01                                                                              1,750,000            1,742,380
6.875% Sr. Nts., 9/15/07                                                                          5,000,000            4,964,515
                                                                                                                      ----------
                                                                                                                       9,869,317

================================================================================================================================
Energy--2.2%
--------------------------------------------------------------------------------------------------------------------------------
Energy Services--1.8%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                           3,190,000            3,316,461
--------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                               455,000              522,489
--------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                                         2,000,000            1,970,774
--------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                                           2,000,000            1,825,000
9% Debs., 8/15/99                                                                                 1,750,000            1,758,750
--------------------------------------------------------------------------------------------------------------------------------
HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                                                   700,000              794,230
--------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                            4,000,000            3,981,512
--------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                   3,600,000            3,607,315
--------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 6.875% Nts., 7/1/03(2)                                                 2,500,000            2,378,625
--------------------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                                  2,250,000            2,750,692
                                                                                                                     -----------
                                                                                                                      22,905,848
--------------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--0.4%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                 4,500,000            4,434,557
--------------------------------------------------------------------------------------------------------------------------------
Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                                                     500,000              588,988
                                                                                                                     -----------
                                                                                                                       5,023,545

================================================================================================================================
Financial--4.4%
--------------------------------------------------------------------------------------------------------------------------------
Banks--0.9%
--------------------------------------------------------------------------------------------------------------------------------
BankAmerica Corp., 7.75% Sub. Nts., 7/15/02                                                       1,250,000            1,293,661
--------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp., 10.125% Sub. Nts., 11/1/00                                                 1,000,000            1,048,937
--------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                            750,000              795,605
--------------------------------------------------------------------------------------------------------------------------------
Greenpoint Bank (Brooklyn New York), 6.70% Sr. Medium-Term Bank Nts., 7/15/02                     5,000,000            4,958,325
--------------------------------------------------------------------------------------------------------------------------------
People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06                               4,000,000            3,845,476
                                                                                                                     -----------
                                                                                                                      11,942,004
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.3%
American General Finance Corp., 5.875% Sr. Nts., 7/1/00                                           1,500,000            1,499,619
--------------------------------------------------------------------------------------------------------------------------------
American General Institutional Capital B, 8.125% Bonds, Series B, 3/15/46(7)                      2,750,000            2,909,613
--------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                                                  4,830,000            4,769,905
--------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01                            3,070,000            3,053,910
--------------------------------------------------------------------------------------------------------------------------------
Fleet Mtg. Group, Inc., 6.50% Nts., 9/15/99                                                         750,000              750,791
--------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                             1,200,000            1,189,445
--------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8.95% Debs., 9/15/99                                                     1,200,000            1,206,622
--------------------------------------------------------------------------------------------------------------------------------
PHH Corp., 6.50% Nts., 2/1/00                                                                     1,250,000            1,251,599
                                                                                                                     -----------
                                                                                                                      16,631,504

12                           Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Insurance--1.3%
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                                                $2,750,000         $  2,532,360
--------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                                                3,000,000            2,933,130
--------------------------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (U.S.A.), 6.95% Surplus Nts., 12/1/05(7)                         2,000,000            2,003,388
--------------------------------------------------------------------------------------------------------------------------------
GenAmerica Capital I, 8.525% Nts., 6/30/27(7)                                                     3,250,000            3,010,920
--------------------------------------------------------------------------------------------------------------------------------
Life Re Capital Trust I, 8.72% Nts., 6/15/27(7)                                                   2,500,000            2,609,053
--------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.75% Sr. Unsec. Nts., 11/15/06                                3,500,000            3,427,274
                                                                                                                    ------------
                                                                                                                      16,516,125
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.9%
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                                      5,520,000            5,555,416
--------------------------------------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                                         3,000,000            2,963,955
--------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                             3,000,000            2,939,184
                                                                                                                    ------------
                                                                                                                      11,458,555

================================================================================================================================
Healthcare--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.3% Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                              1,500,000            1,468,125
8.625% Sr. Unsec. Nts., 12/1/03                                                                   2,000,000            2,019,202
                                                                                                                    ------------
                                                                                                                       3,487,327

================================================================================================================================
Technology--0.2%
--------------------------------------------------------------------------------------------------------------------------------
Computer Software--0.2%
Electric Data Systems Corp., 7.125% Nts., 5/15/05(7)                                              2,000,000            2,038,304

================================================================================================================================
Transportation--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.3%
Union Pacific Corp.:
7% Nts., 6/15/00                                                                                  2,030,000            2,043,353
7.60% Nts., 5/1/05                                                                                2,000,000            2,047,692
                                                                                                                    ------------
                                                                                                                       4,091,045

================================================================================================================================
Utilities--2.0%
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities--1.0%
Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts., 10/1/08                             4,000,000            3,861,000
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                                    3,278,000            3,393,884
--------------------------------------------------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc., 6.31% Medium-Term Nts., Series B, 2/19/02                     5,000,000            4,920,006
                                                                                                                    ------------
                                                                                                                      12,174,890
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities--1.0%
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                         2,000,000            1,996,052
--------------------------------------------------------------------------------------------------------------------------------
Southern California Gas Co., 6.38% Medium-Term Nts., 10/29/01                                     2,500,000            2,494,763
--------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                   3,800,000            3,781,027
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                     4,675,000            4,591,084
                                                                                                                    ------------
                                                                                                                      12,862,926
                                                                                                                    ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $229,320,536)                                                  224,652,238


                             Total Return Portfolio                           13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited)(Continued)
--------------------------------------------------------------------------------

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Short-Term Notes--8.2%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.72%, 7/15/99(9)                                                                               $10,000,000       $    9,981,294
4.75%, 7/2/99-7/14/99(9)                                                                         30,310,000           30,285,086
4.77%, 7/7/99(9)                                                                                 10,000,000            9,992,050
4.81%, 7/16/99(9)                                                                                15,000,000           14,969,937
4.82%, 7/14/99(9)                                                                                 6,131,000            6,120,329
4.87%, 7/19/99(9)                                                                                10,000,000            9,975,650
4.88%, 7/16/99(9)                                                                                 5,000,000            4,989,833
4.85%, 7/13/99(9)                                                                                14,000,000           13,977,367
4.93%, 7/22/99(9)                                                                                 4,300,000            4,287,634
                                                                                                                  --------------
Total Short-Term Notes (Cost $104,579,180)                                                                           104,579,180

================================================================================================================================
Repurchase Agreements--4.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 4.80%, dated 6/30/99, to be repurchased at $54,807,307 on 7/1/99, collateralized by U.S. Treasury Nts.,
4.625%-9.25%, 11/30/00-2/15/16, with a value of $56,026,516 (Cost $54,800,000)                   54,800,000           54,800,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,232,388,742)                                                      98.9%       1,257,059,440
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         1.1           14,011,822
                                                                                                -----------       --------------
Net Assets                                                                                            100.0%      $1,271,071,262
                                                                                                ===========       ==============

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
4. Represents the current interest rate for a variable rate security.
5. Securities with an aggregate market value of $18,015,070 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $22,884,538 or 1.80% of the Fund's net assets as of June 30, 1999.
8. When-issued security to be delivered and settled after June 30, 1999.
9. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.

See accompanying Notes to Financial Statements.


14                           Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Assets
Investments, at value (cost $1,232,388,742)--see
accompanying statement                                                             $1,257,059,440
-------------------------------------------------------------------------------------------------
Cash                                                                                       24,968
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       11,037,242
Interest, dividends and principal paydowns                                              6,819,018
Daily variation on futures contracts--Note 5                                            2,781,250
Shares of capital stock sold                                                               35,217
Other                                                                                       6,173
                                                                                   --------------
Total assets                                                                        1,277,763,308

-------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                        4,611,792
Investments purchased                                                                   1,994,540
Shareholder reports                                                                        54,212
Custodian fees                                                                              6,159
Directors' compensation                                                                     1,405
Other                                                                                      23,938
                                                                                   --------------
Total liabilities                                                                       6,692,046

=================================================================================================
Net Assets                                                                         $1,271,071,262
                                                                                   ==============

=================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                               $      705,525
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          1,115,407,348
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                                    20,324,473
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                              102,470,760
-------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments--Note 3                                     32,163,156
                                                                                   --------------
Net assets--applicable to 705,524,863 shares of capital
stock outstanding                                                                  $1,271,071,262
                                                                                   ==============

=================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $1.80

See accompanying Notes to Financial Statements.



                             Total Return Portfolio                           15

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

=================================================================================================
Investment Income
Interest                                                                            $  19,106,232
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,261)                                  4,843,914
                                                                                    -------------
Total income                                                                           23,950,146

=================================================================================================
Expenses
Management fees--Note 4                                                                 3,432,356
-------------------------------------------------------------------------------------------------
Shareholder reports                                                                        46,954
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                24,005
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                22,363
-------------------------------------------------------------------------------------------------
Directors' compensation                                                                    16,705
-------------------------------------------------------------------------------------------------
Accounting service fees--Note 4                                                             7,500
-------------------------------------------------------------------------------------------------
Insurance expenses                                                                          3,930
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                       1,068
-------------------------------------------------------------------------------------------------
Other                                                                                       3,431
                                                                                    -------------
Total expenses                                                                          3,558,312
Less expenses paid indirectly--Note 1                                                      (6,195)
                                                                                    -------------
Net expenses                                                                            3,552,117

=================================================================================================
Net Investment Income                                                                  20,398,029

=================================================================================================
Realized and Unrealized Gain
Net realized gain on:
Investments                                                                           104,088,333
Closing of futures contracts                                                            8,874,436
                                                                                    -------------
Net realized gain                                                                     112,962,769

-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                 (114,580,688)
                                                                                    -------------
Net realized and unrealized loss                                                       (1,617,919)

=================================================================================================
Net Increase in Net Assets Resulting from Operations                                $  18,780,110
                                                                                    =============

See accompanying Notes to Financial Statements.


16                           Total Return Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Six Months Ended       Year Ended
                                                                                             June 30, 1999          December 31,
                                                                                             (Unaudited)            1998
================================================================================================================================
Operations
Net investment income                                                                        $   20,398,029       $   42,915,282
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               112,962,769           38,137,346
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                          (114,580,688)          54,372,054
                                                                                             --------------       --------------
Net increase in net assets resulting from operations                                             18,780,110          135,424,682

================================================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                                            (43,060,498)         (42,620,811)
--------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            (47,469,898)        (144,299,156)

================================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions--Note 2                                                               (1,060,831)         116,654,347

================================================================================================================================
Net Assets
Total increase (decrease)                                                                       (72,811,117)          65,159,062
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           1,343,882,379        1,278,723,317
                                                                                             --------------     ----------------
End of period (including undistributed net investment
income of $20,324,473 and $42,986,942, respectively)                                         $1,271,071,262       $1,343,882,379
                                                                                             ==============       ==============

See accompanying Notes to Financial Statements.


                             Total Return Portfolio                           17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Six Months
                                                  Ended
                                                  June 30, 1999  Year Ended December 31,
                                                  (Unaudited)    1998         1997          1996(1)        1995          1994
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period               $1.91          $2.00        $1.91         $1.75         $1.51         $1.65
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .03            .06          .07           .07           .07           .06
Net realized and unrealized gain (loss)             (.01)           .14          .25           .11           .30          (.09)
------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations       .02            .20          .32           .18           .37          (.03)
------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.06)          (.07)        (.07)         (.01)         (.07)         (.06)
Distributions from net realized gain                (.07)          (.22)        (.16)         (.01)         (.06)         (.05)
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                     (.13)          (.29)        (.23)         (.02)         (.13)         (.11)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.80          $1.91        $2.00         $1.91         $1.75         $1.51
                                                   =====          =====        =====         =====         =====         =====

==============================================================================================================================
Total Return, at Net Asset Value(2)                 1.28%         10.90%       18.81%        10.14%        24.66%        (1.97)%

==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)           $1,271         $1,344       $1,279        $1,122         $ 994         $ 742
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                  $1,304         $1,299       $1,208        $1,058         $ 864(3)      $ 687(3)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (4)
Net investment income                               3.15%          3.30%        3.57%         4.12%         4.48%         4.21%
Expenses (5)                                        0.55%          0.55%        0.55%         0.55%         0.59%         0.56%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                            70%            93%         104%          104%           62%           88%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods less than one full year.
5. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $744,531,943 and $780,453,668, respectively.

See accompanying Notes to Financial Statements.


18                           Total Return Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Total Return Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum total investment return principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.


                             Total Return Portfolio                           19

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudied) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 1,950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                      Six Months Ended June 30, 1999           Year Ended December 31, 1998
                                                      ---------------------------------        ---------------------------------
                                                      Shares             Amount                Shares              Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                   21,232,104         $  38,778,577          69,325,992        $ 127,905,490
Dividends and distributions reinvested                 51,437,725            90,530,396         102,703,278          186,919,967
Redeemed                                              (71,555,361)         (130,369,804)       (108,494,837)        (198,171,110)
                                                      -----------         -------------        ------------        -------------
Net increase (decrease)                                 1,114,468         $  (1,060,831)         63,534,433        $ 116,654,347
                                                      ===========         =============        ============        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $24,670,698 was composed of gross appreciation of $56,766,443, and gross depreciation of $32,095,745.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for fees of 0.625% of the first $600 million of average daily net assets of the Fund and 0.45% of the average daily net assets in excess of $600 million. The Fund's management fee for the six months ended June 30, 1999 was 0.53% of average annual net assets.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.


20                           Total Return Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudied) (Continued)
--------------------------------------------------------------------------------

================================================================================
5. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 1999, the Fund had outstanding futures contracts as follows:

                                                         Expiration            Number of       Valuation as of      Unrealized
Contract Description                                     Date                  Contracts       June 30, 1999        Appreciation
--------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Standard &Poor's 500                                     9/16/99               445             $153,714,125           $7,492,458

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999, was $20,543,944, which represents 1.62% of the Fund's net assets.


                             Total Return Portfolio                           21

--------------------------------------------------------------------------------
Total Return Portfolio
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.

=============================================================================================================
Officers and Directors                     James C. Swain, Chairman of the Board of Directors
                                           Bridget A. Macaskill, President
                                           Robert G. Avis, Director
                                           William A. Baker, Director
                                           Jon S. Fossel, Director
                                           Sam Freedman, Director
                                           Raymond J. Kalinowski, Director
                                           C. Howard Kast, Director
                                           Robert M. Kirchner, Director
                                           Ned M. Steel, Director
                                           Peter M. Antos, Vice President
                                           Stephen F. Libera, Vice President
                                           Michael C. Strathearn, Vice President
                                           Kenneth B. White, Vice President
                                           Arthur J. Zimmer, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert G. Zack, Assistant Secretary
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer

=============================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

=============================================================================================================
Transfer Agent                             OppenheimerFunds Services

=============================================================================================================
Custodian of Portfolio Securities          Bank of New York

=============================================================================================================
Independent Auditors                       Deloitte & Touche LLP

=============================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                                           This is a copy of a report to shareholders of Total Return
                                           Portfolio. This report must be preceded or accompanied by a
                                           Prospectus of Total Return Portfolio. For material information concerning the Fund, see the Prospectus.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


22                           Total Return Portfolio